Short-term Investments (Tables)	12 Months Ended
Apr. 30, 2022
Current financial assets at fair value through other comprehensive income [abstract]
Schedule of Short-term Investments

	As at April 30, 2022 ($)	As at April 30, 2021 ($)

Fair value, at the beginning of the year	30,045	30,456
Additions for the year	9,670	727
Disposals for the year	(4,170)	(4,681)
Fair value adjustment due to foreign exchange rate change for the year	(1,451)	(1,018)
Fair value adjustment due to share price change for the year	17,693	4,561

Fair value, at the end of the year	51,787	30,045